AVAILABLE-FOR-SALE SECURITIES (Details) In Millions, unless otherwise specified	1 Months Ended
	Feb. 28, 2014 USD ($)	Feb. 28, 2014 CNY
AVAILABLE-FOR-SALE SECURITIES [Abstract]
Payments to acquire available-for-sale securities	$ 16.3	100.0